Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan Massachusetts Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan ® Massachusetts Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended July 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® MA Municipal Income	3.40%	10.25%	36.39%	94.51%
LB Massachusetts 3 Plus Year Enhanced	3.55%	10.81%	38.78%	n/a*
Massachusetts Municipal Debt Funds Average	3.46%	9.81%	31.18%	89.64%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Massachusetts investment-grade municipal bonds with maturities of three years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 56 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Income	10.25%	6.40%	6.88%
LB Massachusetts 3 Plus Year Enhanced	10.81%	6.77%	n/a*
Massachusetts Municipal Debt Funds Average	9.81%	5.57%	6.60%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Massachusetts Municipal Income Fund on July 31, 1991. As the chart shows, by July 31, 2001, the value of the investment would have grown to $19,451 - a 94.51% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,020 - a 100.20% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

Total Return Components

	Six months ended July 31,	Years ended January 31,
	2001	2001	2000	1999	1998	1997
Dividend returns	2.39%	5.49%	4.57%	4.92%	5.47%	5.33%
Capital returns	1.01%	7.62%	-8.27%	0.84%	4.74%	-2.27%
Total returns	3.40%	13.11%	-3.70%	5.76%	10.21%	3.06%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended July 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.70¢	27.71¢	56.30¢
Annualized dividend rate	4.66%	4.72%	4.81%
30-day annualized yield	4.24%	-	-
30-day annualized tax-equivalent yield	6.96%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.88 over the past one month, $11.84 over the past six months and $11.71 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.11% combined federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market recorded gains in five out of the past six months, according to the Lehman Brothers Municipal Bond Index. The index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, returned 3.38% for the overall six-month period ending July 31, 2001. The muni market was boosted in part by the Federal Reserve Board's four interest-rate cuts during the period. Those reductions, in addition to the Fed's two rate cuts in January, lowered the fed funds target rate from 6.50% to 3.75%. Short- and intermediate-maturity munis responded particularly well to the lower rate environment. While not as favorable as they were in 2000, supply and demand dynamics generally were positive for the muni market during the past six months. However, heavier issuance later in the period drove prices down somewhat, while declining federal income tax brackets could potentially dampen demand. Regardless, the muni market remained resilient and posted a negative return in only one of the past six months. That occurred in April, when the $25 billion downgrade of California's general obligation bonds - the largest muni downgrade on record - reverberated throughout the market. Typical seasonal weakness also contributed to the muni market's negative return in April, as investors liquidated munis for tax payments.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Massachusetts Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended July 31, 2001, the fund had a total return of 3.40%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 3.46% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 3.55%. For the 12-month period that ended July 31, 2001, the fund had a total return of 10.25%. In comparison, the Massachusetts municipal debt funds average returned 9.81% and the Lehman Brothers index returned 10.81% for the same 12-month period.

Q. What drove the fund's performance during the past six months?

A. Falling interest rates provided a boost for the municipal bond market and were the primary contributor to the fund's returns during the period. The Federal Reserve Board cut interest rates four times by a combined 1.75 percentage points from February through June. Those actions, coupled with two earlier rate cuts in January, brought short-term interest rates to their lowest level since 1994. As interest rates declined, bond yields generally fell and most bond prices - which move in the opposite direction of yields - rose.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What strategies helped performance?

A. One strategy that proved beneficial for the fund's performance was the decision to diversify away from state general obligation bonds, which made up nearly a third of the Massachusetts municipal market but less than 24% of the fund's investments at the end of the period. State-related municipal bond prices came under a bit of pressure when the supply of them expanded. In contrast, bonds issued by local municipalities - such as school districts - benefited from a more stable supply environment.

Q. Did you make any significant changes to the fund's investments during the past six months in response to the economic slowdown gripping the nation and Massachusetts?

A. Not really, since I entered the period having already positioned the fund anticipating economic weakness. I maintained the fund's relatively high credit quality, with 92% of its investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. In addition, approximately one-third of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. My emphasis on these investment-grade and insured bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive in the form of additional yield for their increased risk, especially given the potential for the economy to weaken.

Q. What other choices did you make?

A. To prepare for a worsening economy, I continued to tilt the fund away from economically sensitive sectors - such as general obligation bonds - and into groups such as education and health care bonds. Generally speaking, the education sector in Massachusetts was supported by favorable demographic trends with the college-aged population expanding. Within the health care sector, I focused on those facilities that dominate their service area and had the ability to translate their competitive strength into higher prices. Many of these hospitals' financial trends stabilized during the period, helping to boost their bonds' performance.

Q. Were there any disappointments?

A. There weren't any major disappointments, although some of the fund's holdings occasionally fell out of favor. For example, I kept the fund's investments broadly diversified among short-, intermediate- and long-maturity bonds. Early in the period, short- and intermediate-term bonds performed best; late in the period, long-term bonds took the lead. The same held true for bonds with various structural characteristics. Premium bonds - which pay interest rates above prevailing rates - topped the market at times. But during other periods, discount bonds - which pay rates below prevailing rates - performed best. Rather than try to chase short-term market whims, I tried to emphasize the best value opportunities based on their performance potential in a variety of interest-rate scenarios.

Q. What's ahead for municipal bonds?

A. The direction of interest rates and, ultimately, the performance of the bond markets will be determined by the strength of the economy. At the end of July, bond prices reflected expectations for further interest-rate cuts. Continued economic weakness could help sustain the drop in interest rates, while an economic rebound could spell higher interest rates. As for municipals in particular, their performance also will be dependent on whether investors view them as attractively valued relative to other fixed-income alternatives.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide high current income exempt from federal income tax and Massachusetts personal income tax

Fund number: 070

Trading symbol: FDMMX

Start date: November 10, 1983

Size: as of July 31, 2001, more than $1.8 billion

Manager: Christine Thompson, since 1998; manager, various Spartan municipal income funds; joined Fidelity in 1985

Christine Thompson on credit quality trends:

"Over the past year or so, municipal issuers across Massachusetts generally enjoyed strong revenue growth as tax receipts and user fees exceeded budget forecasts. Infrastructure spending on transportation projects and school facility improvements accelerated, but generally were met with strong taxpayer support that eased the challenges associated with financing such projects. That said, revenue growth is slowing in response to weaker economic conditions, although most Massachusetts issuers have responded responsibly so far.

"Within the municipal market, there were some widely divergent trends. After two years of general decline, select health care issuers have begun to stabilize. In light of this development, the fund has taken a selective approach, concentrating hospital bond investments on those organizations identified as the dominant service providers in their market, and those with the ability to translate their competitive strength into pricing power.

"On the other hand, corporate-backed municipal bond issues lagged as slowing growth gave rise to heightened concerns about leveraged corporate balance sheets. Corporate-backed municipal issues are concentrated in some cyclical industry groups - such as the paper, automobile and airline industries - and in some industries that are subject to aggressive restructuring - such as the electric utility industry."

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.3	23.6
Education	15.5	19.0
Health Care	12.7	14.1
Special Tax	12.4	9.9
Water & Sewer	10.9	10.7
Average Years to Maturity as of July 31, 2001
		6 months ago
Years	16.3	17.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2001
6 months ago
Years	6.9	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates.
If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of July 31, 2001	As of January 31, 2001
Aaa 40.7%	Aaa 42.4%
Aa, A 51.3%	Aa, A 46.5%
Baa 4.7%	Baa 4.6%
Ba and Below 0.0%	Ba and Below 0.4%
Not Rated 3.3%	Not Rated 3.4%
Short-term Investments 0.0%	Short-term Investments 2.7%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - 95.5%
Barnstable Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Whitehall Pavilion Proj.) 10.125% 2/15/26 (Fed. Hsg. Administration Insured)	AA-	$ 2,770,000	$ 2,853,488
Boston Economic Dev. & Indl. Corp. (Boston Army Base 1983 Proj.) 6.25% 8/1/03	-	3,400,000	3,438,896
Boston Gen. Oblig.:
Series A:
5.75% 2/1/14	Aa2	4,190,000	4,544,935
5.75% 2/1/15	Aa2	4,190,000	4,520,423
5.75% 2/1/17	Aa2	2,460,000	2,627,231
5% 8/1/12	Aa2	5,825,000	6,107,513
5% 8/1/13	Aa2	3,180,000	3,308,059
5% 8/1/14	Aa2	3,180,000	3,282,173
5% 8/1/15	Aa2	3,180,000	3,256,511
5.75% 2/1/11	Aa2	3,915,000	4,325,175
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	Aaa	2,545,000	2,624,786
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	Aa3	10,100,000	10,522,180
5.75% 11/1/13	Aa3	1,975,000	2,200,861
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	Aaa	1,250,000	1,261,688
Sr. Series D, 5% 11/1/28 (FGIC Insured)	Aaa	2,950,000	2,890,115
Brockton Gen. Oblig.:
5% 4/1/13 (MBIA Insured)	Aaa	1,165,000	1,205,717
5.1% 4/1/12 (MBIA Insured)	Aaa	1,550,000	1,623,455
Brockton Hsg. Dev. Corp. Multi-family Rev. (Douglas House Proj.) Series 1992 A, 7.375% 9/1/24	AAA	7,765,000	7,927,832
Brookline Gen. Oblig. 5.75% 4/1/15	Aaa	1,045,000	1,134,943
Chelsea Gen. Oblig. 5% 6/15/13 (AMBAC Insured)	Aaa	2,390,000	2,475,227
East Longmeadow Gen. Oblig.:
5% 8/1/13 (AMBAC Insured) (d)	Aaa	1,155,000	1,207,726
5% 8/1/14 (AMBAC Insured) (d)	Aaa	1,145,000	1,186,495
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	Aa2	11,695,000	12,400,676
6% 6/1/15	Aa2	2,545,000	2,844,267
6% 6/1/16	Aa2	3,015,000	3,346,198
6% 6/1/17	Aa2	3,195,000	3,538,590
6% 6/1/18	Aa2	3,390,000	3,733,780
6% 6/1/19	Aa2	3,590,000	3,948,569
6% 6/1/20	Aa2	3,785,000	4,151,539
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Haverhill Gen. Oblig. Series A:
6.4% 9/1/03 (AMBAC Insured)	Aaa	$ 1,600,000	$ 1,636,400
6.5% 9/1/04 (AMBAC Insured)	Aaa	1,595,000	1,631,318
Holyoke Gen. Oblig.:
(Muni. Purp. Ln. Prog.) Series A:
5.5% 6/15/16 (FSA Insured)	Aaa	2,100,000	2,187,255
6% 6/15/05 (FSA Insured)	Aaa	1,350,000	1,475,091
(School Ln. Act Proj.) 7.35% 8/1/02 (Pre-Refunded to 8/1/01 @ 102) (c)	Baa1	455,000	459,700
Series B, 6% 6/15/06 (FSA Insured)	Aaa	1,400,000	1,549,590
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	Aaa	2,460,000	2,586,444
5.75% 11/15/14 (FGIC Insured)	Aaa	1,100,000	1,205,149
Lowell Gen. Oblig. Series A, 5.5% 1/15/10 (FSA Insured)	Aaa	2,000,000	2,107,540
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	AAA	5,440,000	5,515,670
Lynn Wtr. & Swr. Commission Gen. Rev. Series A, 5% 12/1/14 (FSA Insured)	Aaa	1,375,000	1,404,508
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	23,155,000	22,602,059
Series 1998 B, 5% 3/1/28	Aa2	15,000,000	14,614,350
Series 1998 C, 5.75% 3/1/10 (FGIC Insured)	Aaa	6,000,000	6,683,760
Series 2000 A:
5.25% 7/1/30	Aa1	74,730,000	75,161,919
5.75% 7/1/15	Aa1	1,000,000	1,082,000
Series A:
5% 3/1/23 (FGIC Insured)	Aaa	2,430,000	2,379,699
5.375% 3/1/19	Aa2	5,000,000	5,134,200
5.5% 3/1/12	Aa2	4,350,000	4,757,204
5.7% 3/1/09	Aa2	5,000,000	5,527,300
5.75% 7/1/18	Aa1	4,000,000	4,276,680
5.75% 3/1/26 (FGIC Insured)	Aa2	5,500,000	5,823,950
5.8% 3/1/11	Aa2	7,435,000	8,343,111
5.8% 3/1/12	Aa2	3,000,000	3,361,800
6.25% 3/1/12	Aa2	1,500,000	1,737,645
7% 3/1/07	Aa2	5,000,000	5,796,400
7% 3/1/08	Aa2	1,000,000	1,171,980
7% 3/1/21	Aa2	1,500,000	1,859,835
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Series B:
5.375% 3/1/25 (AMBAC Insured)	Aaa	$ 13,060,000	$ 13,234,482
5.5% 3/1/21	Aa2	4,835,000	4,885,622
6% 3/1/12	Aa2	7,180,000	7,554,724
6.2% 3/1/16	Aa2	27,500,000	31,848,300
Series C:
5% 3/1/24	Aa2	10,900,000	10,669,138
5.5% 3/1/13 (FGIC Insured)	Aaa	3,000,000	3,293,010
Series D, 5% 3/1/22	Aa2	5,750,000	5,655,413
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2000 A, 5.5% 7/1/30	Aa3	13,620,000	13,949,332
Massachusetts College Bldg. Auth. Proj. Rev.:
Series 1, 5.125% 5/1/19 (MBIA Insured)	Aaa	1,000,000	1,009,760
Series A, 7.5% 5/1/05	Aa2	3,000,000	3,414,090
Massachusetts Dev. Fin. Agcy. Rev.:
(Clark Univ. Issue Proj.) 5% 7/1/28	A2	2,000,000	1,889,980
(Eastern Nazarene College Proj.):
5.625% 4/1/19	BBB-	1,800,000	1,628,298
5.625% 4/1/29	BBB-	2,000,000	1,753,160
(Higher Ed.-Smith College Issue Proj.) 5.75% 7/1/29	Aa1	7,500,000	7,961,850
(Mount Holyoke College Proj.):
5% 7/1/05	Aa3	300,000	316,305
5% 7/1/06	Aa3	715,000	757,121
5.125% 7/1/21	Aa3	5,715,000	5,736,260
5.25% 7/1/31	Aa3	14,285,000	14,354,139
5.5% 7/1/14	Aa3	750,000	803,505
5.5% 7/1/15	Aa3	910,000	971,179
5.5% 7/1/16	Aa3	590,000	624,373
(Regis College Proj.):
5.25% 10/1/18	BBB-	2,240,000	1,954,131
5.5% 10/1/28	BBB-	5,660,000	4,845,469
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (b)	AAA	4,000,000	4,028,680
4.4% 7/1/07 (AMBAC Insured) (b)	AAA	6,275,000	6,337,311
4.55% 7/1/09 (AMBAC Insured) (b)	AAA	2,000,000	2,016,120
4.65% 7/1/10 (AMBAC Insured) (b)	AAA	4,745,000	4,791,691
4.75% 7/1/11 (AMBAC Insured) (b)	AAA	4,000,000	4,056,680
4.8% 7/1/12 (AMBAC Insured) (b)	AAA	2,110,000	2,125,340
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.: - continued
Series A:
Issue E:
4.95% 7/1/14 (AMBAC Insured) (b)	AAA	$ 4,000,000	$ 4,016,760
5% 7/1/15 (AMBAC Insured) (b)	AAA	1,880,000	1,887,840
Issue G:
4.4% 12/1/04 (MBIA Insured) (b)	Aaa	2,950,000	2,992,716
5% 12/1/11 (MBIA Insured) (b)	Aaa	3,815,000	3,922,278
5.45% 12/1/06 (MBIA Insured) (b)	AAA	6,945,000	7,314,057
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (b)	Aaa	3,935,000	4,191,641
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (b)	AAA	4,815,000	4,925,119
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 12/15/08	Aa3	2,125,000	2,297,316
Series 1998 B, 5.125% 6/15/15 (MBIA Insured)	Aaa	5,570,000	5,713,260
Series 2000 A:
5.75% 6/15/09	Aa3	10,900,000	12,107,938
5.75% 12/15/10	Aa3	5,305,000	5,938,152
5.75% 6/15/11	Aa3	10,660,000	11,853,600
5.75% 12/15/11	Aa3	9,510,000	10,559,333
5.75% 6/15/12	Aa3	5,000,000	5,539,450
5.75% 6/15/13	Aa3	5,000,000	5,503,000
Series A:
5% 6/15/06	Aa3	13,900,000	14,724,548
5.25% 6/15/09	Aa3	2,090,000	2,251,871
5.25% 12/15/11	Aa3	5,000,000	5,330,500
5.25% 6/15/12	Aa3	5,000,000	5,288,250
5.5% 6/15/08	Aa3	18,900,000	20,622,357
5.5% 12/15/09	Aa3	10,185,000	11,195,759
5.5% 6/15/14	Aa3	3,275,000	3,484,993
Series B:
5.125% 12/15/10	Aa3	2,500,000	2,662,100
5.125% 12/15/11	Aa3	9,030,000	9,543,626
5.125% 12/15/12	Aa3	5,480,000	5,740,629
Massachusetts Gen. Oblig.:
(Consolidated Ln. Prog.):
Series 1998 C, 5.25% 8/1/13	Aa2	7,200,000	7,569,144
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
(Consolidated Ln. Prog.): - continued
Series 2000 A:
5.875% 2/1/18 (Pre-Refunded to 2/1/10 @ 101) (c)	Aa2	$ 10,000,000	$ 11,340,900
6% 2/1/10	Aa2	7,500,000	8,475,375
Series 2000 C:
5.5% 10/1/22	Aa2	1,700,000	1,760,877
5.75% 10/1/11	Aa2	3,475,000	3,870,942
5.75% 10/1/12	Aa2	10,000,000	11,019,500
Series A, 7.5% 6/1/04	Aa2	4,830,000	5,180,127
Series B:
0% 6/1/02 (FGIC Insured)	Aaa	1,105,000	1,079,773
5% 4/1/15 (MBIA Insured)	Aaa	15,000,000	15,265,350
5.75% 6/1/20 (Pre-Refunded to 6/1/10 @ 100) (c)	Aa2	10,045,000	11,269,486
6% 6/1/14	Aa2	5,000,000	5,557,950
6% 6/1/15 (Pre-Refunded to 6/1/10 @ 100) (c)	Aa2	7,500,000	8,552,025
Series C, 6.5% 11/1/07 (FGIC Insured) (Pre-Refunded to 11/1/04 @ 101) (c)	Aaa	3,000,000	3,330,660
Series D:
5.25% 11/1/12	Aa2	4,500,000	4,707,270
6% 5/1/08	Aa2	5,035,000	5,627,922
Series 1998 C, 5.25% 8/1/14	Aa2	7,750,000	8,109,290
Series 2000 B, 5.75% 6/1/09	Aa2	1,750,000	1,945,580
Series 2001 A:
5% 1/1/04	Aa2	1,500,000	1,561,065
5.25% 1/1/05	Aa2	3,000,000	3,174,270
5.25% 1/1/09	Aa2	5,000,000	5,374,400
5.5% 1/1/10	Aa2	3,000,000	3,281,220
5.5% 1/1/11	Aa2	6,000,000	6,564,180
Series A, 5% 1/1/14	Aa2	8,000,000	8,201,120
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series G:
5% 11/1/23	Aaa	5,720,000	5,659,368
5% 11/1/28	Aaa	8,960,000	8,778,112
(Anna Jaques Hosp. Proj.) Series B, 6.875% 10/1/12	Baa1	3,250,000	3,351,400
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Med. Ctr. Proj.):
Series D, 5.5% 7/1/16 (FGIC Insured)	Aaa	$ 6,400,000	$ 6,562,304
Series E:
6% 7/1/04 (FSA Insured)	Aaa	1,290,000	1,383,654
6% 7/1/05 (FSA Insured)	Aaa	1,385,000	1,507,323
6% 7/1/06 (FSA Insured)	Aaa	1,425,000	1,569,125
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	-	14,170,000	14,658,723
(Boston College Issue Proj.) Series L:
4.75% 6/1/31	Aa3	22,195,000	20,596,960
5% 6/1/26	Aa3	6,250,000	6,128,375
(Boston College Proj.) Series K, 5.375% 6/1/14	Aa3	8,945,000	9,599,327
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	Aaa	2,780,000	2,914,302
5.25% 10/1/16 (MBIA Insured)	Aaa	1,400,000	1,445,458
(Brandeis Unvi. Proj.) Series 1998 I, 4.75% 10/1/28 (MBIA Insured)	Aaa	3,250,000	3,043,203
(Cape Cod Health Sys. Proj.) Series A, 5.25% 11/15/13 (AMBAC Insured)	AAA	3,500,000	3,613,120
(Caritas Christi Oblig. Group Proj.) Series A:
5.25% 7/1/02	Baa2	2,000,000	2,013,160
5.25% 7/1/03	Baa2	2,000,000	2,012,540
(Dana Farber Cancer Proj.) Series G1:
5.5% 12/1/27	A1	18,600,000	18,475,008
6.25% 12/1/14	A1	3,000,000	3,175,380
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	Aaa	9,475,000	10,006,737
(Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	Baa3	2,000,000	2,056,920
5.25% 7/1/09 (American Cap. Access Corp. Insured)	Baa3	2,540,000	2,599,461
5.25% 7/1/10 (American Cap. Access Corp. Insured)	Baa3	2,000,000	2,037,340
5.25% 7/1/11 (American Cap. Access Corp. Insured)	Baa3	3,025,000	3,064,053
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	6,300,000	6,402,249
(Falmouth Hosp. Proj.) Series C, 5.5% 7/1/08 (MBIA Insured)	Aaa	1,000,000	1,054,200
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Faulkner Hosp. Proj.) Series C:
6% 7/1/13 (Pre-Refunded to 7/1/03 @ 102) (c)	Baa1	$ 9,745,000	$ 10,477,337
6% 7/1/23 (Pre-Refunded to 7/1/03 @ 102) (c)	Baa1	6,010,000	6,461,652
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35	Aaa	16,825,000	18,414,626
(Harvard Univ. Proj.) Series P:
5.6% 11/1/14	Aaa	1,000,000	1,066,930
5.625% 11/1/28	Aaa	1,500,000	1,553,445
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	Aaa	14,120,000	14,676,328
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	Aaa	4,750,000	5,498,838
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	A1	1,160,000	1,220,482
6.625% 1/1/15	A1	5,650,000	5,853,739
(Morton Hosp. & Med. Ctr. Proj.) Series B, 5.25% 7/1/08 (AMBAC Insured)	AAA	2,800,000	2,923,004
(Mount Auburn Hosp. Proj.) Series B1:
6.25% 8/15/14 (MBIA Insured)	Aaa	1,250,000	1,340,575
6.3% 8/15/24 (MBIA Insured)	Aaa	5,000,000	5,353,100
(New England Med. Ctr. Hosp. Proj.):
Series F, 6.625% 7/1/25 (FGIC Insured)	Aaa	4,850,000	5,061,509
Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	1,000,000	1,006,630
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	Aaa	4,070,000	4,472,320
6.125% 7/1/15 (MBIA Insured)	Aaa	4,500,000	4,919,490
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	Aaa	12,000,000	11,756,880
(Notre Dame Health Care Ctr. Proj.) Series A:
7.25% 10/1/01	-	135,000	135,963
7.875% 10/1/22	-	5,000,000	5,140,150
(Partners Health Care Sys. Proj.):
Series A:
5.25% 7/1/04 (FSA Insured)	Aaa	2,000,000	2,102,240
5.375% 7/1/24 (MBIA Insured)	Aaa	7,600,000	7,680,408
5.5% 7/1/05 (FSA Insured)	Aaa	2,000,000	2,138,920
Series B, 3.85% 7/1/02	A1	1,000,000	1,007,560
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(South Shore Hosp. Proj.):
Series 1999 F, 5.5% 7/1/12	A2	$ 2,165,000	$ 2,217,718
Series F:
4.75% 7/1/05	A2	1,275,000	1,286,271
5% 7/1/07	A2	1,915,000	1,944,434
5.125% 7/1/08	A2	2,000,000	2,038,660
5.25% 7/1/09	A2	2,120,000	2,169,778
5.625% 7/1/19	A2	1,000,000	993,530
5.75% 7/1/29	A2	3,600,000	3,575,916
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	Aa3	5,000,000	5,154,600
(UMass Memorial Issue Proj.) Series A, 5% 7/1/18 (AMBAC Insured)	Aaa	3,000,000	2,989,320
(Univ. of Massachusetts - Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	Aaa	1,000,000	1,040,250
(Univ. of Massachusetts Proj.) Series A:
5.5% 10/1/16 (FGIC Insured)	Aaa	3,065,000	3,249,636
5.875% 10/1/29 (FGIC Insured)	Aaa	10,000,000	10,768,100
(Wheaton College Proj.) Series C:
5.125% 7/1/09	A2	1,130,000	1,165,889
5.25% 7/1/14	A2	2,655,000	2,743,173
5.25% 7/1/19	A2	2,000,000	2,012,020
(Williams College Issue Proj.):
Series F, 5.75% 7/1/19	Aaa	3,000,000	3,152,670
Series G, 5.5% 7/1/14	Aaa	3,665,000	3,912,571
5.95% 8/15/18 (FGIC Insured)	Aaa	7,900,000	8,175,710
6.55% 6/23/22 (AMBAC Insured)	Aaa	20,000,000	22,076,800
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 29, 6.75% 6/1/26 (b)	Aa3	2,295,000	2,402,773
Series 40:
6.6% 12/1/24 (b)	Aa3	18,570,000	19,499,429
6.65% 12/1/27 (b)	Aa3	6,630,000	6,974,760
Series 53, 5.2% 12/1/21 (MBIA Insured) (b)	Aaa	725,000	757,154
Series A, 6% 12/1/13 (MBIA Insured)	Aaa	5,525,000	5,842,080
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	A1	9,900,000	10,182,843
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A:
4.7% 12/1/03	BBB	3,000,000	3,010,320
4.8% 12/1/04	BBB	3,570,000	3,581,745
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	Aaa	$ 515,000	$ 562,447
(Groton School Proj.) Series A, 5% 3/1/28	Aa1	5,690,000	5,575,972
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	AAA	2,525,000	2,736,242
(Massachusetts Biomedical Research Corp. Proj.):
Series A1, 0% 8/1/02	A+	3,650,000	3,545,574
Series A2:
0% 8/1/03	A+	1,000,000	936,250
0% 8/1/05	A+	24,600,000	21,140,748
0% 8/1/07	A+	25,000,000	19,512,500
0% 8/1/08	A+	15,000,000	11,112,900
(Milton Academy Proj.) Series B, 5.25% 9/1/19 (MBIA Insured)	Aaa	2,500,000	2,526,925
(Tufts Univ. Proj.) Series H, 4.75% 2/15/28 (MBIA Insured)	Aaa	7,000,000	6,559,630
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	Aa1	14,600,000	14,589,050
(Worcester Polytechnic Institute Proj.):
5.75% 9/1/05 (MBIA Insured)	Aaa	1,340,000	1,455,119
5.75% 9/1/06 (MBIA Insured)	Aaa	1,115,000	1,223,913
5.75% 9/1/07 (MBIA Insured)	Aaa	1,000,000	1,104,230
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Series A:
5% 7/1/17 (AMBAC Insured)	Aaa	2,950,000	2,955,104
5.1% 7/1/06 (AMBAC Insured)	Aaa	1,000,000	1,061,990
5.1% 7/1/08 (AMBAC Insured)	Aaa	1,000,000	1,065,180
6% 7/1/18 (MBIA Insured)	Aaa	10,000,000	10,196,600
6.75% 7/1/08	Baa2	3,000,000	3,128,880
Series B:
4.75% 7/1/11 (MBIA Insured)	Aaa	2,000,000	2,033,340
5% 7/1/17 (MBIA Insured)	Aaa	9,435,000	9,451,323
6.5% 7/1/02 (MBIA Insured)	Aaa	2,000,000	2,066,780
6.625% 7/1/04	Baa2	7,925,000	8,295,494
6.75% 7/1/08	Baa2	7,000,000	7,300,720
6.75% 7/1/17	Baa2	9,050,000	9,344,578
Series C:
6.6% 7/1/05	Baa2	2,075,000	2,165,034
6.625% 7/1/18 (MBIA Insured)	Aaa	10,000,000	10,445,300
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
Series D:
6% 7/1/06	Baa2	$ 1,000,000	$ 1,036,510
6% 7/1/11 (MBIA Insured)	Aaa	2,000,000	2,083,320
Series E:
6% 7/1/06	Baa2	1,640,000	1,699,876
6% 7/1/11 (MBIA Insured)	Aaa	3,000,000	3,141,660
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	Aaa	2,030,000	2,182,717
Series 1998 B:
5% 7/1/10 (b)	Aa3	2,275,000	2,363,975
5% 7/1/15 (b)	Aa3	3,310,000	3,317,514
Series A:
5% 7/1/13	Aa3	5,000,000	5,077,800
5% 7/1/23	Aa3	8,750,000	8,635,375
5.5% 7/1/09	Aa3	3,160,000	3,323,435
5.5% 7/1/17	Aa3	2,105,000	2,201,977
Series B:
5.5% 7/1/10 (FSA Insured) (b)	Aaa	11,470,000	12,387,715
5.5% 7/1/11 (FSA Insured) (b)	Aaa	5,500,000	5,913,270
5.5% 7/1/12 (FSA Insured) (b)	Aaa	4,000,000	4,259,200
5.5% 7/1/14 (FSA Insured) (b)	Aaa	5,335,000	5,618,982
Series C, 5.75% 7/1/29	Aa3	5,000,000	5,295,400
5.625% 7/1/12 (Escrowed to Maturity) (c)	Aaa	1,715,000	1,858,563
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Series A:
5% 1/1/37 (MBIA Insured)	Aaa	46,555,000	44,415,798
5.125% 1/1/23 (MBIA Insured)	Aaa	4,710,000	4,719,750
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	37,835,000	38,973,834
Massachusetts Wtr. Poll. Abatement Trust Rev. (Pooled Ln. Prog.):
Series 1999 5, 5.25% 8/1/15	Aaa	3,000,000	3,125,100
Series 2000 6:
5.5% 8/1/12	-	3,910,000	4,263,425
5.5% 8/1/30	-	16,000,000	16,603,200
5.625% 8/1/14	-	4,405,000	4,788,852
5.625% 8/1/16	-	8,235,000	8,840,273
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Rev. (Pooled Ln. Prog.): - continued
Series 3:
5.4% 2/1/10	Aaa	$ 1,700,000	$ 1,816,620
5.5% 2/1/13	Aaa	6,715,000	7,113,132
Series 4:
5.125% 8/1/11	Aaa	2,245,000	2,375,726
5.125% 8/1/14	Aaa	1,205,000	1,247,042
Series 7:
5% 2/1/11	Aaa	2,455,000	2,596,506
5.25% 2/1/10	Aaa	4,590,000	4,949,397
5.25% 2/1/12	Aaa	8,900,000	9,517,571
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev.:
(MWRA Ln. Prog.) Series A:
5% 8/1/15	Aaa	50,000	50,541
5% 8/1/15 (Escrowed to Maturity) (c)	Aaa	950,000	974,216
5.25% 8/1/12	Aaa	565,000	598,154
5.25% 8/1/13	Aaa	330,000	347,526
5.375% 8/1/16	Aaa	125,000	130,348
5.45% 2/1/13	Aaa	140,000	145,223
5.45% 2/1/13 (Escrowed to Maturity) (c)	Aaa	1,960,000	2,153,276
Series 1998 A, 5.25% 8/1/09 (Escrowed to Maturity) (c)	Aaa	6,025,000	6,531,703
Massachusetts Wtr. Resources Auth. Rev.:
Series 1998 B, 5.5% 8/1/11 (FSA Insured)	Aaa	1,930,000	2,115,782
Series 2000 D, 5.5% 8/1/11 (MBIA Insured)	Aaa	19,635,000	21,525,065
Series A:
5.75% 8/1/30 (FGIC Insured)	Aaa	20,000,000	21,224,000
5.75% 8/1/39 (FGIC Insured)	Aaa	20,250,000	21,398,580
6.5% 7/15/19	Aa3	16,960,000	20,221,578
Series B:
5% 3/1/22	Aa3	13,000,000	12,884,170
5.5% 8/1/15 (FSA Insured)	Aaa	1,500,000	1,624,980
5.5% 8/1/16 (FSA Insured)	Aaa	1,425,000	1,543,304
5.875% 11/1/04	Aa3	1,975,000	2,078,312
Series C, 4.75% 12/1/23	Aa3	13,000,000	12,314,120
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	Aaa	1,435,000	1,529,796
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	Aaa	1,000,000	1,014,200
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	Aaa	$ 5,000,000	$ 5,045,900
New England Ed. Ln. Marketing Corp. (Student Ln. Prog.) Series A, 5.7% 7/1/05 (b)	Aa2	17,870,000	19,059,070
New England Ed. Ln. Marketing Corp. Student Ln. Rev. Sub Issue C, 6.75% 9/1/02 (b)	-	1,250,000	1,296,600
North Attleborough Gen. Oblig. 5.25% 11/1/13 (AMBAC Insured)	Aaa	1,000,000	1,039,970
Pentucket Reg'l. School District:
5.1% 2/15/13 (MBIA Insured)	Aaa	575,000	588,990
5.1% 2/15/14 (MBIA Insured)	Aaa	525,000	535,826
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	Aaa	1,600,000	1,672,032
Route 3 North Trans. Improvements Asscociation Lease Rev.:
5.25% 6/15/24 (MBIA Insured)	Aaa	9,000,000	9,102,690
5.375% 6/15/29 (MBIA Insured)	Aaa	3,000,000	3,052,170
5.75% 6/15/11 (MBIA Insured)	Aaa	4,065,000	4,499,914
5.75% 6/15/12 (MBIA Insured)	Aaa	1,000,000	1,102,330
5.75% 6/15/14 (MBIA Insured)	Aaa	2,500,000	2,726,950
5.75% 6/15/15 (MBIA Insured)	Aaa	4,105,000	4,446,372
5.75% 6/15/18 (MBIA Insured)	Aaa	2,720,000	2,901,234
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	Aaa	1,050,000	1,094,426
5.375% 8/15/19 (MBIA Insured)	Aaa	1,050,000	1,087,160
5.375% 8/15/20 (MBIA Insured)	Aaa	1,025,000	1,059,512
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	Aaa	2,810,000	2,832,087
Southern Berkshire Reg'l. School District 7% 4/15/11 (MBIA Insured)	Aaa	4,000,000	4,199,080
Springfield Gen. Oblig.:
5% 8/1/13 (FGIC Insured)	Aaa	1,520,000	1,589,388
5.375% 8/1/17 (FGIC Insured)	Aaa	1,875,000	1,969,125
5.5% 8/1/16 (FGIC Insured)	Aaa	1,000,000	1,070,740
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	Aa1	1,000,000	1,016,850
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	Aaa	2,530,000	2,830,362
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metro. Bottle Proj.) 5.65% 8/1/12	A1	2,400,000	2,452,080
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2000 A:
5% 11/1/15	AA-	$ 1,595,000	$ 1,614,108
5.125% 11/1/16	AA-	2,025,000	2,069,469
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Series B:
5.5% 11/1/10 (AMBAC Insured)	AAA	1,415,000	1,555,142
5.5% 11/1/11 (AMBAC Insured)	AAA	1,175,000	1,281,009
5.5% 11/1/12 (AMBAC Insured)	AAA	2,465,000	2,671,715
5.5% 11/1/13 (AMBAC Insured)	AAA	1,615,000	1,736,432
5.5% 11/1/14 (AMBAC Insured)	AAA	1,500,000	1,606,920
5.5% 11/1/15 (AMBAC Insured)	AAA	1,200,000	1,278,060
5.5% 11/1/16 (AMBAC Insured)	AAA	1,250,000	1,319,738
5.5% 11/1/17 (AMBAC Insured)	AAA	1,250,000	1,313,050
5.5% 11/1/18 (AMBAC Insured)	AAA	1,400,000	1,464,218
Westfield Gen. Oblig. (Muni. Purp. Ln. Prog.) 5% 9/1/13 (FSA Insured)	Aaa	750,000	764,543
Winchendon Gen. Oblig. 6.05% 3/15/12 (AMBAC Insured)	Aaa	1,275,000	1,343,085
Worcester Gen. Oblig. (Muni. Purp. Ln. Prog.) Series A:
5.5% 4/1/11 (FSA Insured)	Aaa	1,350,000	1,478,817
5.75% 4/1/12 (FSA Insured)	Aaa	2,935,000	3,258,731
			1,793,606,772
Puerto Rico - 0.3%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.) 3% 7/1/06 (MBIA Insured)	Aaa	5,500,000	5,365,085
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $1,713,598,400)	1,798,971,857
NET OTHER ASSETS - 4.2%	78,852,878
NET ASSETS - 100%	$ 1,877,824,735
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	84.2%	AAA, AA, A	83.9%
Baa	3.8%	BBB	3.0%
Ba	0.0%	BB	0.4%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.3%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	23.3%
Education	15.5
Health Care	12.7
Special Tax	12.4
Water & Sewer	10.9
Transportation	7.9
Others* (individually less than 5%)	17.3
100.0%
* Includes net other assets.
Purchases and sales of securities, other than short-term securities, aggregated $266,778,339 and $123,131,754, respectively.
Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,711,109,222. Net unrealized appreciation aggregated $87,862,635, of which $89,911,815 related to appreciated investment securities and $2,049,180 related to depreciated investment securities.

At January 31, 2001, the fund had a capital loss carryforward of approximately $2,148,000 all of which will expire on January 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,713,598,400) - See accompanying schedule		$ 1,798,971,857
Cash		55,014,118
Receivable for investments sold		11,175,660
Receivable for fund shares sold		5,019,068
Interest receivable		20,602,671
Other receivables		136,675
Total assets		1,890,920,049
Liabilities
Payable for investments purchased Regular delivery	$ 6,956,892
Delayed delivery	2,394,968
Payable for fund shares redeemed	1,105,790
Distributions payable	1,866,647
Accrued management fee	574,265
Other payables and accrued expenses	196,752
Total liabilities		13,095,314
Net Assets		$ 1,877,824,735
Net Assets consist of:
Paid in capital		$ 1,793,156,984
Undistributed net investment income		321,128
Accumulated undistributed net realized gain (loss) on investments		(1,026,834)
Net unrealized appreciation (depreciation) on investments		85,373,457
Net Assets, for 156,801,887 shares outstanding		$ 1,877,824,735
Net Asset Value, offering price and redemption price per share ($1,877,824,735 ÷ 156,801,887 shares)		$11.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2001 (Unaudited)
Investment Income Interest		$ 46,262,705
Expenses
Management fee	$ 3,400,466
Transfer agent fees	608,206
Accounting fees and expenses	194,328
Non-interested trustees' compensation	3,768
Custodian fees and expenses	14,019
Registration fees	48,474
Audit	18,727
Legal	3,436
Total expenses before reductions	4,291,424
Expense reductions	(545,476)	3,745,948
Net investment income		42,516,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,323,885
Change in net unrealized appreciation (depreciation) on investment securities		12,556,078
Net gain (loss)		15,879,963
Net increase (decrease) in net assets resulting from operations		$ 58,396,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2001 (Unaudited)	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 42,516,757	$ 69,264,615
Net realized gain (loss)	3,323,885	98,740
Change in net unrealized appreciation (depreciation)	12,556,078	103,299,548
Net increase (decrease) in net assets resulting from operations	58,396,720	172,662,903
Distributions to shareholders From net investment income	(42,227,227)	(68,696,386)
Share transactions Net proceeds from sales of shares	425,011,018	677,093,666
Reinvestment of distributions	31,477,161	49,559,273
Cost of shares redeemed	(299,544,969)	(376,407,810)
Net increase (decrease) in net assets resulting from share transactions	156,943,210	350,245,129
Redemption fees	51,029	-
Total increase (decrease) in net assets	173,163,732	454,211,646
Net Assets
Beginning of period	1,704,661,003	1,250,449,357
End of period (including undistributed net investment income of $321,128 and $31,598, respectively)	$ 1,877,824,735	$ 1,704,661,003
Other Information Shares
Sold	35,829,075	58,984,366
Issued in reinvestment of distributions	2,658,688	4,338,897
Redeemed	(25,358,123)	(33,170,743)
Net increase (decrease)	13,129,640	30,152,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2001	Years ended January 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.860	$ 11.020	$ 12.040	$ 11.970	$ 11.430	$ 11.700
Income from Invest- ment Operations Net investment income	.279 D, F	.573 D	.565 D	.571	.593	.605
Net realized and unrealized gain (loss)	.118 F	.836	(1.000)	.100	.542	(.266)
Total from investment operations	.397	1.409	(.435)	.671	1.135	.339
Less Distributions
From net investment income	(.277)	(.569)	(.560)	(.571)	(.593)	(.605)
From net realized gain	-	-	(.025)	(.030)	(.002)	(.004)
Total distributions	(.277)	(.569)	(.585)	(.601)	(.595)	(.609)
Redemption fees added to paid in capital	.000	-	-	-	-	-
Net asset value, end of period	$ 11.980	$ 11.860	$ 11.020	$ 12.040	$ 11.970	$ 11.430
Total Return B, C	3.40%	13.11%	(3.70)%	5.76%	10.21%	3.06%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,877,825	$ 1,704,661	$ 1,250,449	$ 1,394,734	$ 1,232,151	$ 1,127,851
Ratio of expenses to average net assets	.48% A	.49%	.49%	.51%	.53%	.56%
Ratio of expenses to average net assets after all expense reductions	.42% A, E	.42% E	.48% E	.51%	.53%	.56%
Ratio of net invest- ment income to average net assets	4.75% A, F	5.04%	4.91%	4.80%	5.10%	5.29%
Portfolio turnover rate	14% A	24%	22%	12%	21%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.002 and decrease net realized and unrealized gain (loss) per share by $.002. Without this change the Ratio of net investment income to average net assets would have been 4.72%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Money Market	1.41%	3.26%	16.61%	33.65%
Massachusetts Tax-Free Retail Money Market Funds Average	1.30%	3.05%	15.71%	31.59%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 10 money market funds.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Money Market	3.26%	3.12%	2.94%
Massachusetts Tax-Free Retail Money Market Funds Average	3.05%	2.96%	2.78%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	7/30/01	4/30/01	1/29/01	10/30/00	7/31/00

Spartan Massachusetts Municipal Money Market Fund	2.36%	3.52%	3.48%	3.73%	3.63%

Massachusetts Tax-Free Retail Money Market Funds Average	2.01%	3.40%	3.31%	3.59%	3.47%

Spartan Massachusetts Municipal Money Market Fund - Tax-equivalent	3.87%	5.79%	5.69%	6.12%	5.98%

Portion of fund's income subject to state taxes	4.60%	7.02%	6.16%	15.60%	7.70%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc., or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 39.11%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended July 31, 2001?

A. The Federal Reserve Board's rate-cutting policy dominated discussion. U.S. economic growth remained anemic, industrial production and corporate spending stagnated and the stock market was racked by volatility. On the positive side, energy prices came off their peaks and inflation remained under control. Within this climate, the Fed continued to lower the rate banks charge each other for overnight loans, known as the fed funds target rate. The Fed lowered the target rate by 0.50 percentage points three times, in March, April and May, and followed with a 0.25 percentage-point cut at the end of June. All in all, within this easing cycle the Fed has lowered the rate from 6.50% at the beginning of 2001 to 3.75% at the end of July 2001.

Q. Were there any developments of note specific to the municipal money market during the period?

A. Yes, there were. Municipal money market funds did not experience the same kind of cash inflows and outflows that usually occur at different points during the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. During this period, withdrawals in April were lower than anticipated. A catalyst for this anomaly was the stock market's inability to post any sort of sustainable rally. Investors remained attracted to less-volatile investments such as money market funds.

Q. What was your strategy with the fund?

A. I maintained the fund's average maturity at a level generally consistent with its competitors. I focused less on investing the fund with an eye toward the direction of interest rates, and more on identifying investments with varied maturities that offered particular value. I tried to look for securities that were cheap on a historical basis. Longer-term Massachusetts money market securities were cheaper than normal due to a significant amount of issuance by school districts looking to take advantage of a short-term offer by the state to match funds for new projects. Lately, the most attractively priced securities were in the three- to five-month range. In addition, we invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Massachusetts obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Massachusetts state tax. Although more of shareholders' income will be taxable than if we had purchased exclusively Massachusetts obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2001, was 2.35%, compared to 3.80% six months ago. The more recent seven-day yield was the equivalent of a 3.87% taxable rate of return for Massachusetts investors in the 39.11% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through July 31, 2001, the fund's six-month total return was 1.41%, compared to 1.30% for the Massachusetts tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. Rates in the market are anticipatory about what will happen going forward, instead of a reflection of what's happening now or in the past. The market has begun to reflect a growing consensus that, going into 2002, we could witness stability, raising the possibility that the Fed may reverse course and raise rates in the not-too-distant future. It's uncertain where the economy will be a year from now, but it's possible that we may be nearing an inflection point, when the economy stops slowing and a rebound begins. Looking at the portfolio, I don't intend to make any significant changes to the approach I've taken recently. To that end, I'll continue to focus on locating securities with varied maturities that offer particular relative value at a given point in time.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital

Fund number: 426

Trading symbol: FMSXX

Start date: March 4, 1991

Size: as of July 31, 2001, more than $927 million

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/01	% of fund's investments 1/31/01	% of fund's investments 7/31/00
0 - 30	64.5	73.0	71.2
31 - 90	10.5	10.4	14.4
91 - 180	9.1	5.9	4.6
181 - 397	15.9	10.7	9.8
Weighted Average Maturity
	7/31/01	1/31/01	7/31/00
Spartan Massachusetts Municipal Money Market Fund	63 Days	49 Days	42 Days
Massachusetts Tax-Free Money Market Funds Average *	56 Days	47 Days	41 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2001	As of January 31, 2001
Variable Rate Demand Notes (VRDNs) 55.6%	Variable Rate Demand Notes (VRDNs) 55.5%
Commercial Paper (including CP Mode) 10.7%	Commercial Paper (including CP Mode) 15.1%
Tender Bonds 0.0%	Tender Bonds 1.8%
Municipal Notes 25.5%	Municipal Notes 19.4%
Other Investments 5.2%	Other Investments 7.3%
Net Other Assets 3.0%	Net Other Assets 0.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.0%
	Principal Amount	Value (Note 1)
Massachusetts - 95.0%
Acton & Boxborough Reg'l. School District BAN 4.5% 12/14/01	$ 4,693,000	$ 4,696,645
Acton Gen. Oblig. BAN 3.7% 3/5/02	4,000,000	4,009,847
Boston Gen. Oblig. BAN Series A, 4% 5/1/02	2,070,000	2,084,662
Boston Indl. Dev. Rev. (New Boston Seafood Ctr. Proj.) Series 1997, 2.59%, LOC Fleet Bank NA, VRDN (a)(d)	600,000	600,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 2.56% (Liquidity Facility Societe Generale) (a)(e)	5,100,000	5,100,000
Bridgewater & Raynham Reg'l. School District BAN 3.2% 7/5/02	4,000,000	4,018,386
Bridgewater Gen. Oblig. BAN 4% 1/18/02	6,500,000	6,509,046
Brockton Area Transit Auth. BAN 5% 8/3/01	2,000,000	2,000,038
Chelsea Gen. Oblig. BAN 3.5% 4/16/02	6,690,000	6,719,966
Foxborough Gen. Oblig. BAN 3.2% 6/20/02	6,200,000	6,226,665
Franklin Gen. Oblig. BAN 3.5% 5/1/02	5,700,000	5,716,499
Harvard Univ. Participating VRDN Series EGL 96 2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	5,975,000	5,975,000
Hingham Gen. Oblig. BAN 4.6% 9/26/01	3,500,000	3,501,551
Hudson Gen. Oblig. BAN 3.25% 5/14/02	3,200,000	3,206,319
Lancaster Gen. Oblig. BAN:
3.4% 4/26/02	3,800,000	3,807,031
4.75% 8/30/01	2,400,000	2,400,788
Lawrence Gen. Oblig. Bonds 4% 2/1/02 (AMBAC Insured)	4,015,000	4,028,216
Lexington Gen. Oblig. BAN:
3.44% 2/15/02	975,000	975,460
3.6% 2/15/02	11,845,000	11,882,275
Littleton Gen. Oblig. BAN 3.4% 5/3/02	4,000,000	4,012,269
Marblehead Gen. Oblig. BAN 4.75% 8/23/01	6,500,000	6,501,615
Marion Gen. Oblig. BAN 4.625% 9/28/01	2,500,000	2,501,160
Masconomet Reg'l. School District BAN 3% 12/14/01	8,400,000	8,410,658
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Merlots 00 H, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	8,400,000	8,400,000
Series PA 756R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,540,000	4,540,000
2.6% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (a)	27,800,000	27,800,000
Massachusetts Bay Transit Auth. Rev. Participating VRDN Series EGL 99 2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	4,645,000	4,645,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	$ 1,600,000	$ 1,600,000
(Monkiewicz Realty Trust Proj.) 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	1,700,000	1,700,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 2.8%, LOC Suntrust Bank, VRDN (a)(d)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Assumption College Proj.) Series 2001, 2.55%, LOC Lloyds TSB Bank Plc, VRDN (a)	3,200,000	3,200,000
(Boston Renaissance Charter School Proj.) Series 1999, 2.69%, LOC Fleet Bank NA, VRDN (a)	5,000,000	5,000,000
(Carleton-Willard Village Proj.) 2.63%, LOC Fleet Nat'l. Bank, VRDN (a)	4,400,000	4,400,000
(Dexter School Proj.) 2.6% (MBIA Insured), VRDN (a)	5,000,000	5,000,000
(Edgewood Retirement Proj.) Series A, 2.6%, LOC Fleet Nat'l. Bank, VRDN (a)	4,300,000	4,300,000
(Gordon College Proj.) Series 2000, 2.55%, LOC State Street Bank & Trust Co., VRDN (a)	1,750,000	1,750,000
(Wentworth Institute of Technology Proj.) Series 2000, 2.6% (AMBAC Insured), VRDN (a)	6,200,000	6,200,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,065,000	3,065,000
Massachusetts Fed. Hwy. Participating VRDN:
Series MSDW 00 420X, 2.64% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	2,000,000	2,000,000
Series PT 393, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,000,000	6,000,000
Massachusetts Gen. Oblig.:
Bonds (Consolidated Ln. Prog.) Series 2001 B, 3.75% 5/1/02	3,900,000	3,925,931
Participating VRDN:
Series EGL 00 2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	5,145,000	5,145,000
Series EGL 00 2102, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	2,500,000	2,500,000
Series EGL 01 2102, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	4,300,000	4,300,000
Series EGL 01 2103, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	11,685,000	11,685,000
Series EGL 01 2104, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	4,690,000	4,690,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 96 C2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	$ 5,300,000	$ 5,300,000
Series EGL 96 C2102, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	3,745,000	3,745,000
Series FRRI 01 L11, 2.75% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	3,600,000	3,600,000
Series MSDW 98 35, 2.64% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	5,900,000	5,900,000
Series PA 00 800R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PA 680R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,685,000	6,685,000
Series PA 689R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,360,000	6,360,000
Series PA 716R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,600,000	4,600,000
Series PA 721, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,550,000	4,550,000
Series PA 724 R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,150,000	6,150,000
Series PA 812R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,500,000	2,500,000
Series PT 392, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,820,000	11,820,000
Series ROC II 99 11, 2.59% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	1,500,000	1,500,000
(Central Artery Proj.):
Series 2000 A, 2.8% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	9,800,000	9,800,000
Series B, 2.8% (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	10,000,000	10,000,000
BAN 5% 9/6/01	10,100,000	10,106,874
Series 2001 C, 2.45% (Liquidity Facility State Street Bank & Trust Co.), VRDN (a)	15,470,000	15,470,000
Massachusetts Health & Ed. Facilities Rev. Participating VRDN Series EGL 97 2104, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	5,000,000	5,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Merlots 00 T, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	1,595,000	1,595,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Merlots 00 WW, 2.72% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	$ 4,800,000	$ 4,800,000
Series Merlots 97 Y, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	4,435,000	4,435,000
Series PA 595R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,000,000	4,000,000
Series SG 27, 2.56% (Liquidity Facility Societe Generale) (a)(e)	3,935,000	3,935,000
(Cap. Asset Prog.):
Series B, 2.75% (MBIA Insured), VRDN (a)	3,800,000	3,800,000
Series C, 2.75% (MBIA Insured), VRDN (a)	3,500,000	3,500,000
(Home for Little Wanderers Proj.) Series B, 2.6%, LOC Fleet Bank NA, VRDN (a)	2,400,000	2,400,000
Massachusetts Hsg. Fin. Agcy.:
(Hbr. Point Apt. Proj.) Series 1995 A, 2.6% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (a)	3,000,000	3,000,000
(Princeton Crossing Proj.) Series 1996, 2.6%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	3,400,000	3,400,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2001 G2, 2.8% 3/1/02 (d)	15,480,000	15,480,000
Participating VRDN:
Series CDC 98 B, 2.61% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(e)	14,760,000	14,760,000
Series Merlots H, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	8,375,000	8,375,000
Series PA 370, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,815,000	3,815,000
Series PT 160, 2.61% (Liquidity Facility Commerzbank AG) (a)(d)(e)	3,540,000	3,540,000
Series PT 212, 2.61% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	3,645,000	3,645,000
Series PT 33, 2.61% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	1,160,000	1,160,000
Series PT 42, 2.61% (Liquidity Facility Commerzbank AG) (a)(e)	1,420,000	1,420,000
Massachusetts Indl. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 2.65%, LOC Fleet Bank NA, VRDN (a)	1,900,000	1,900,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Abbott Box Co. Proj.) Series 1997, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 1,835,000	$ 1,835,000
(Barbour Corp. Proj.) Series 1998, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,500,000	2,500,000
(BBB Esq. LLC Proj.) Series 1996, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	800,000	800,000
(Brady Enterprises Proj.) Series 1996, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,550,000	1,550,000
(Canton/Cedar Realty LLC Proj.) Series 1997, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,400,000	1,400,000
(Decas Cranberry Proj.) Series 1997, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,500,000	2,500,000
(Heat Fab, Inc. Proj.) Series 1996, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	1,535,000	1,535,000
(Parker-Hannifin Corp. Proj.) Series 1997, 2.75%, LOC Wachovia Bank NA, VRDN (a)(d)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 2.6%, LOC Fleet Bank NA, VRDN (a)(d)	1,800,000	1,800,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	1,800,000	1,800,000
(United Plastics Proj.) Series 1997, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,900,000	1,900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
2.6% tender 10/16/01, CP mode	8,250,000	8,250,000
2.6% tender 11/14/01, CP mode	4,500,000	4,500,000
3.15% tender 10/25/01, CP mode	12,500,000	12,500,000
Series 1993 A, 2.65% tender 11/7/01, CP mode	15,400,000	15,400,000
Series 1993 B, 3.15% tender 8/8/01, CP mode	3,300,000	3,300,000
Massachusetts Indl. Fin. Agcy. Rev.:
Participating VRDN:
Series SG 108, 2.56% (Liquidity Facility Societe Generale) (a)(e)	3,755,000	3,755,000
Series SG 56, 2.56% (Liquidity Facility Societe Generale) (a)(e)	7,025,000	7,025,000
(Assumption College Proj.) Series 1998, 2.55%, LOC Lloyds TSB Bank Plc, VRDN (a)	40,000	40,000
(Fessenden School Proj.) Series 1997, 2.6%, LOC Fleet Nat'l. Bank, VRDN (a)	3,000,000	3,000,000
(Gordon College Proj.) Series 1997, 2.55%, LOC State Street Bank & Trust Co., VRDN (a)	7,900,000	7,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Governor Dummer Academy Proj.) Series 1996, 2.55%, LOC State Street Bank & Trust Co., VRDN (a)	$ 3,000,000	$ 3,000,000
(Groton School Proj.) Series 1998 B, 2.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,000,000	8,000,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 2.7%, LOC Fleet Bank NA, VRDN (a)	2,170,000	2,170,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 2.6%, LOC ABN-AMRO Bank NV, VRDN (a)	3,000,000	3,000,000
Series 1994 B, 2.6%, LOC ABN-AMRO Bank NV, VRDN (a)	4,400,000	4,400,000
(Mount Ida College Proj.) Series 1997, 2.55%, LOC Dexia Credit Local de France, VRDN (a)	1,700,000	1,700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.6%, LOC Fleet Nat'l. Bank, VRDN (a)	2,860,000	2,860,000
(Southern New England School of Law Proj.) 2.6%, LOC Fleet Nat'l. Bank, VRDN (a)	1,400,000	1,400,000
(Youville Place Proj.) Series 1996, 2.75% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (a)	4,300,000	4,300,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series B, 3.15% 8/9/01, LOC Fleet Nat'l. Bank, CP	3,300,000	3,300,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 2.82% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	2,500,000	2,500,000
Series PA 598, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,820,000	5,820,000
Series PA 599R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,850,000	4,850,000
Series SGA 64, 2.75% (Liquidity Facility Societe Generale) (a)(d)(e)	3,405,000	3,405,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 2.6%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	8,200,000	8,200,000
Massachusetts Route 3 North Trans. Assoc. Participating VRDN Series EGL 01 2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(e)	2,200,000	2,200,000
Massachusetts Route 3 Trans. Impt. Assoc. Participating VRDN Series AAB 00 14, 2.69% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	6,535,000	6,535,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN:
Series PA 820, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,900,000	9,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN: - continued
Series PT 135, 2.56% (Liquidity Facility Banco Santander Central Hispano SA) (a)(e)	$ 10,090,000	$ 10,090,000
Series SG 124, 2.56% (Liquidity Facility Societe Generale) (a)(e)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 2.69% (Liquidity Facility Bank of America NA) (a)(e)	12,227,000	12,227,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	5,070,000	5,070,000
Series SGA 87, 2.8% (Liquidity Facility Societe Generale) (a)(e)	5,100,000	5,100,000
Massachusetts Wtr. Resources Auth. Rev.:
Participating VRDN:
Series PA 639, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,850,000	4,850,000
Series PA 700, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,295,000	3,295,000
Series SG 63, 2.65% (Liquidity Facility Societe Generale) (a)(e)	1,000,000	1,000,000
Series 1999:
2.6% 11/15/01, LOC State Street Bank & Trust Co., CP	2,700,000	2,700,000
3.15% 8/22/01, LOC State Street Bank & Trust Co., CP	11,700,000	11,700,000
Series 2000 B, 2.6% (FGIC Insured), VRDN (a)	3,400,000	3,400,000
2.7% 9/10/01, LOC Morgan Guaranty Trust Co., NY, CP	3,600,000	3,600,000
2.7% 10/16/01, LOC Morgan Guaranty Trust Co., NY, CP	3,600,000	3,600,000
3.1% 9/13/01, LOC Morgan Guaranty Trust Co., NY, CP	7,800,000	7,800,000
3.2% 9/7/01, LOC Morgan Guaranty Trust Co., NY, CP	21,600,000	21,600,000
Maynard Gen. Oblig. BAN 3.7% 2/15/02	4,100,000	4,107,701
Medford Gen. Oblig. BAN 4.6% 11/16/01	10,200,000	10,207,715
Melrose Gen. Oblig. BAN 5% 8/16/01	2,800,000	2,800,682
Merrimack Valley Reg'l. Transit Auth. RAN 3.2% 6/14/02	8,550,000	8,583,954
Monson Gen. Oblig. BAN 3.25% 8/9/02 (f)	5,500,000	5,526,730
Nashoba Reg'l. School District BAN 3.875% 10/4/01 (BPA Fleet Nat'l. Bank)	10,000,000	10,014,180
Needham Gen. Oblig. BAN 3% 6/28/02	8,020,000	8,044,728
New England Ed. Ln. Marketing Corp. Student Ln. Rev. Bonds Issue A, 5.8% 3/1/02	6,185,000	6,285,571
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Newburyport Gen. Oblig. BAN 3.25% 5/10/02	$ 6,500,000	$ 6,515,116
North Middlesex Reg'l. School District BAN 4.75% 10/25/01	2,200,000	2,201,962
Norwell Gen. Oblig. BAN 4% 2/22/02	6,600,000	6,626,911
Old Rochester Reg'l. School District BAN 4.75% 10/19/01	2,200,000	2,201,686
Pembroke Gen. Oblig. BAN 3.75% 9/17/01 (f)	3,000,000	3,003,150
Pioneer Valley Reg'l. School District BAN:
3.25% 1/18/02	2,500,000	2,502,840
3.5% 1/18/02	2,500,000	2,505,680
Route 3 North Trans. Improvements Asscociation Lease Rev. Participating VRDN Series ROC 27, 2.59% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	4,280,000	4,280,000
Salem Gen. Oblig. BAN 3.2% 1/18/02	6,300,000	6,312,559
Scituate Gen. Oblig. BAN 3.7% 3/8/02	4,900,000	4,913,083
South Hadley Gen. Oblig. BAN:
3.4% 8/10/01	8,000,000	8,000,444
4.6% 11/1/01	2,000,000	2,001,255
Southeastern Reg'l. Transit Auth. Rev. RAN 4.5% 9/14/01	1,500,000	1,500,294
Springfield Gen. Oblig. BAN:
3.5% 8/30/01 (BPA Fleet Nat'l. Bank)	5,400,000	5,402,109
3.875% 2/22/02 (BPA Fleet Bank NA)	7,500,000	7,521,373
4.875% 11/13/01 (BPA Fleet Bank NA)	4,400,000	4,405,692
Tyngsborough Gen. Oblig. BAN 4.7% 11/9/01	2,000,000	2,001,890
Walpole Gen. Oblig. BAN 4.6% 11/15/01	4,700,000	4,703,658
Watertown Gen. Oblig. BAN 4.6% 11/15/01	5,240,000	5,244,227
Westborough Gen. Oblig. BAN 3.2% 5/24/02	9,000,000	9,026,201
Weymouth Gen. Oblig. BAN 4.65% 9/19/01	2,000,000	2,000,977
		881,346,269
	Shares
Other - 2.0%
Fidelity Municipal Cash Central Fund, 2.80% (b)(c)	18,769,960	18,769,960
TOTAL INVESTMENT PORTFOLIO - 97.0%		900,116,229
NET OTHER ASSETS - 3.0%		27,862,358
NET ASSETS - 100%		$ 927,978,587
Total Cost for Income Tax Purposes $ 900,116,229
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Security purchased on a delayed delivery or when-issued basis.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 900,116,229
Cash		13,117,723
Receivable for investments sold		15,001,911
Receivable for fund shares sold		718,967
Interest receivable		8,008,737
Other receivables		72,668
Total assets		937,036,235
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 8,529,880
Distributions payable	136,833
Accrued management fee	389,166
Other payables and accrued expenses	1,769
Total liabilities		9,057,648
Net Assets		$ 927,978,587
Net Assets consist of:
Paid in capital		$ 927,887,394
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		91,193
Net Assets, for 927,873,120 shares outstanding		$ 927,978,587
Net Asset Value, offering price and redemption price per share ($927,978,587 ÷ 927,873,120 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2001 (Unaudited)
Investment Income Interest		$ 15,087,206
Expenses
Management fee	$ 2,315,019
Non-interested trustees' compensation	1,641
Total expenses before reductions	2,316,660
Expense reductions	(172,217)	2,144,443
Net investment income		12,942,763
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		91,193
Net increase (decrease) in net assets resulting from operations		$ 13,033,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2001 (Unaudited)	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 12,942,763	$ 30,404,000
Net realized gain (loss)	91,193	17,046
Increase (decrease) in net unrealized gain from accretion of discount	-	(1,754)
Net increase (decrease) in net assets resulting from operations	13,033,956	30,419,292
Distributions to shareholders from net investment income	(12,942,763)	(30,404,000)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	495,806,961	876,539,445
Reinvestment of distributions from net investment income	12,097,022	27,945,929
Cost of shares redeemed	(463,891,141)	(851,708,714)
Net increase (decrease) in net assets and shares resulting from share transactions	44,012,842	52,776,660
Total increase (decrease) in net assets	44,104,035	52,791,952
Net Assets
Beginning of period	883,874,552	831,082,600
End of period	$ 927,978,587	$ 883,874,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2001	Years ended January 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.014	.036	.028	.030	.031	.030
Less Distributions
From net investment income	(.014)	(.036)	(.028)	(.030)	(.031)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	1.41%	3.61%	2.83%	3.00%	3.19%	3.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 927,979	$ 883,875	$ 831,083	$ 905,230	$ 744,860	$ 671,462
Ratio of expenses to average net assets	.50% A	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets after all expense reductions	.47% A, E	.49% E	.50%	.49% E	.50%	.50%
Ratio of net investment income to average net assets	2.82% A	3.55%	2.79%	2.95%	3.15%	2.96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity ® Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended July 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® MA Municipal Money Market	1.39%	3.22%	16.22%	31.51%
Massachusetts Tax-Free Retail Money Market Funds Average	1.30%	3.05%	15.71%	31.59%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 10 money market funds.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Money Market	3.22%	3.05%	2.78%
Massachusetts Tax-Free Retail Money Market Funds Average	3.05%	2.96%	2.78%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	7/30/01	4/30/01	1/29/01	10/30/00	7/31/00

Fidelity Massachusetts Municipal Money Market Fund	2.35%	3.47%	3.48%	3.73%	3.61%

Massachusetts Tax-Free Retail Money Market Funds Average	2.01%	3.40%	3.31%	3.59%	3.47%

Fidelity Massachusetts Municipal Money Market Fund - Tax-equivalent	3.87%	5.69%	5.68%	6.12%	5.92%

Portion of fund's income subject to state taxes	7.94%	11.35%	14.69%	15.94%	12.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 39.11%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. Government neither insures nor guarantees a money market fund, and there is no assurance that a money market fund will maintain a $1 share price.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended July 31, 2001?

A. The Federal Reserve Board's rate-cutting policy dominated discussion. U.S. economic growth remained anemic, industrial production and corporate spending stagnated and the stock market was racked by volatility. On the positive side, energy prices came off their peaks and inflation remained under control. Within this climate, the Fed continued to lower the rate banks charge each other for overnight loans, known as the fed funds target rate. The Fed lowered the target rate by 0.50 percentage points three times, in March, April and May, and followed with a 0.25 percentage-point cut at the end of June. All in all, within this easing cycle the Fed has lowered the rate from 6.50% at the beginning of 2001 to 3.75% at the end of July 2001.

Q. Were there any developments of note specific to the municipal money market during the period?

A. Yes, there were. Municipal money market funds did not experience the same kind of cash inflows and outflows that usually occur at different points during the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. During this period, withdrawals in April were lower than anticipated. A catalyst for this anomaly was the stock market's inability to post any sort of sustainable rally. Investors remained attracted to less-volatile investments such as money market funds.

Q. What was your strategy with the fund?

A. I maintained the fund's average maturity at a level generally consistent with its competitors. I focused less on investing the fund with an eye toward the direction of interest rates, and more on identifying investments with varied maturities that offered particular value. I tried to look for securities that were cheap on a historical basis. Longer-term Massachusetts money market securities were cheaper than normal due to a significant amount of issuance by school districts looking to take advantage of a short-term offer by the state to match funds for new projects. Lately, the most attractively priced securities were in the three- to five-month range. In addition, we invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Massachusetts obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Massachusetts state tax. Although more of shareholders' income will be taxable than if we had purchased exclusively Massachusetts obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2001, was 2.37%, compared to 3.78% six months ago. The more recent seven-day yield was the equivalent of a 3.87% taxable rate of return for Massachusetts investors in the 39.11% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through July 31, 2001, the fund's six-month total return was 1.39%, compared to 1.30% for the Massachusetts tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. Rates in the market are anticipatory about what will happen going forward, instead of a reflection of what's happening now or in the past. The market has begun to reflect a growing consensus that, going into 2002, we could witness stability, raising the possibility that the Fed may reverse course and raise rates in the not-too-distant future. It's uncertain where the economy will be a year from now, but it's possible that we may be nearing an inflection point, when the economy stops slowing and a rebound begins. Looking at the portfolio, I don't intend to make any significant changes to the approach I've taken recently. To that end, I'll continue to focus on locating securities with varied maturities that offer particular relative value at a given point in time.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital

Fund number: 074

Trading symbol: FDMXX

Start date: November 11, 1983

Size: as of July 31, 2001, more than $3.0 billion

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/01	% of fund's investments 1/31/01	% of fund's investments 7/31/00
0 - 30	65.8	76.2	74.3
31 - 90	9.0	6.7	11.5
91 - 180	11.2	6.2	4.8
181 - 397	14.0	10.9	9.4
Weighted Average Maturity
	7/31/01	1/31/01	7/31/00
Fidelity Massachusetts Municipal Money Market Fund	61 Days	48 Days	41 Days
Massachusetts Tax-Free Money Market Funds Average *	56 Days	47 Days	41 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2001	As of January 31, 2001
Variable Rate Demand Notes (VRDNs) 52.7%	Variable Rate Demand Notes (VRDNs) 51.7%
Commercial Paper (including CP Mode) 10.3%	Commercial Paper (including CP Mode) 13.1%
Tender Bonds 0.2%	Tender Bonds 1.8%
Municipal Notes 25.2%	Municipal Notes 18.1%
Municipal Money Market Funds 6.8%	Municipal Money Market Funds 11.5%
Other Investments 1.8%	Other Investments 1.8%
Net Other Assets 3.0%	Net Other Assets 2.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.0%
	Principal Amount	Value (Note 1)
Massachusetts - 90.2%
Acton & Boxborough Reg'l. School District BAN 4.5% 12/14/01	$ 14,300,000	$ 14,311,107
Acton Gen. Oblig. BAN 3.7% 3/5/02	14,035,000	14,069,551
Bellingham Gen. Oblig. BAN 3.5% 3/27/02	9,350,000	9,371,826
Beverly Gen. Oblig. BAN 4.75% 9/12/01	6,000,000	6,002,839
Boston Gen. Oblig.:
Bonds Series B, 5.25% 5/1/02	9,255,000	9,404,491
BAN Series A, 4% 5/1/02	9,000,000	9,062,344
Boston Indl. Dev. Rev. (New Boston Seafood Ctr. Proj.) Series 1997, 2.59%, LOC Fleet Bank NA, VRDN (a)(d)	3,430,000	3,430,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MSDW 00 434, 2.64% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	3,430,000	3,430,000
Series SG 75, 2.56% (Liquidity Facility Societe Generale) (a)(f)	8,380,000	8,380,000
Bridgewater & Raynham Reg'l. School District BAN 3.2% 7/5/02	12,005,000	12,060,180
Brockton Area Transit Auth. BAN 5% 8/3/01	5,300,000	5,300,100
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 2.85%, LOC Fannie Mae, VRDN (a)(d)	3,695,000	3,695,000
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,675,000	5,675,000
Edgartown Gen. Oblig. BAN 3.2% 8/2/02 (g)	5,000,000	5,022,950
Foxborough Gen. Oblig. BAN:
3.2% 6/20/02	18,800,000	18,880,854
4.75% 10/3/01	5,245,000	5,248,549
Franklin Gen. Oblig. BAN 3.5% 5/1/02	19,300,000	19,355,865
Gloucester Gen. Oblig. BAN 5% 8/3/01	4,211,000	4,211,135
Grafton Gen. Oblig. BAN 4.75% 10/23/01	7,000,000	7,005,794
Harvard Univ. Participating VRDN Series EGL 96 2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	17,000,000	17,000,000
Haverhill Gen. Oblig. BAN 4% 4/16/02 (BPA Fleet Nat'l. Bank)	7,500,000	7,541,086
Hingham Gen. Oblig. BAN 4.6% 9/26/01	9,970,000	9,974,417
Holliston Gen. Oblig. BAN 4.6% 12/13/01	5,000,000	5,006,682
Hudson Gen. Oblig. BAN 3.25% 5/14/02	10,800,000	10,821,325
Hull Gen. Oblig. BAN 3.25% 6/28/02	10,800,000	10,842,819
Ipswich Gen. Oblig. BAN 3.25% 11/15/01	6,325,000	6,329,971
Lancaster Gen. Oblig. BAN:
3.4% 4/26/02	12,302,017	12,324,779
4.75% 8/30/01	7,100,000	7,102,331
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Lexington Gen. Oblig. BAN 3.6% 2/15/02	$ 40,300,000	$ 40,426,820
Littleton Gen. Oblig. BAN 3.4% 5/3/02	13,655,000	13,696,884
Lowell Gen. Oblig.:
BAN 4.5% 12/20/01	6,800,000	6,807,539
TRAN 2.9% 9/28/01	2,000,000	2,000,315
Marblehead Gen. Oblig. BAN 4.75% 8/23/01	18,500,000	18,504,596
Marion Gen. Oblig. BAN 4.625% 9/28/01	7,400,000	7,403,434
Marlborough Gen. Oblig.:
BAN 3.2% 6/20/02	7,845,000	7,879,414
RAN 3.25% 6/20/02	2,000,000	2,009,468
Marshfield Gen. Oblig. BAN 5% 9/7/01	1,160,000	1,160,676
Masconomet Reg'l. School District BAN 3% 12/14/01	26,480,000	26,513,597
Massachusetts Bay Trans. Auth.:
Bonds:
Series A, 5% 3/1/02	3,250,000	3,285,565
Series MSDW 98 107, 2.7%, tender 12/27/01 (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)(h)	5,565,000	5,565,000
Participating VRDN:
Series Merlots 00 H, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	24,930,000	24,930,000
Series MSDW 00 431, 2.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	1,895,000	1,895,000
Series PA 675, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,835,000	4,835,000
Series PA 756R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	13,100,000	13,100,000
Series 1999, 2.55%, (Liquidity Facility Commerzbank AG), VRDN (a)	31,940,000	31,940,000
2.6% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (a)	107,300,000	107,299,997
Massachusetts Bay Transit Auth. Rev. Participating VRDN Series EGL 99 2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	12,600,000	12,600,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN Series Merlots 00 B11, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	8,275,000	8,275,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Bartley RF Sys. Proj.) Series 1999, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	5,040,000	5,040,000
(Charm Sciences, Inc. Proj.) Series 1999 A, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	3,100,000	3,100,000
(Monkiewicz Realty Trust Proj.) 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	5,185,000	5,185,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.69%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 7,705,000	$ 7,705,000
(Boston Renaissance Charter School Proj.) Series 1999, 2.69%, LOC Fleet Bank NA, VRDN (a)	10,175,000	10,175,000
(Brooks School Issue Proj.) Series 1999 A, 2.6% (MBIA Insured), VRDN (a)	3,800,000	3,800,000
(Carleton-Willard Village Proj.) 2.63%, LOC Fleet Nat'l. Bank, VRDN (a)	13,600,000	13,600,000
(Draper Lab. Issue Proj.) Series 2000, 2.6% (MBIA Insured), VRDN (a)	18,000,000	18,000,000
(Edgewood Retirement Proj.) Series A, 2.6%, LOC Fleet Nat'l. Bank, VRDN (a)	12,580,000	12,580,000
(Gordon College Proj.) Series 2000, 2.55%, LOC State Street Bank & Trust Co., VRDN (a)	5,000,000	5,000,000
(Shady Hills School Proj.) Series 1998 A, 2.6%, LOC State Street Bank & Trust Co., VRDN (a)	3,000,000	3,000,000
(Wentworth Institute of Technology Proj.) Series 2000, 2.6% (AMBAC Insured), VRDN (a)	15,500,000	15,500,000
(Worcester YMCA Proj.) Series 2001, 2.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,000,000	4,000,000
2.6% 11/15/01, LOC First Union Nat'l. Bank, North Carolina, CP	14,081,000	14,081,000
3.2% 8/15/01, LOC First Union Nat'l. Bank, North Carolina, CP	2,500,000	2,500,000
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	8,700,000	8,700,000
Massachusetts Fed. Hwy. Participating VRDN:
Series MSDW 00 420X, 2.64% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	5,790,000	5,790,000
Series PA 798, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,500,000	2,500,000
Series PT 393, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	16,865,000	16,865,000
Massachusetts Gen. Oblig.:
Bonds (Consolidated Ln. Prog.) Series 2001 B, 3.75% 5/1/02	12,555,000	12,638,478
Participating VRDN:
Series EGL 00 2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	14,600,000	14,600,000
Series EGL 00 2102, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	7,400,000	7,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 01 2102, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	$ 14,835,000	$ 14,835,000
Series EGL 01 2103, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	38,500,000	38,500,000
Series EGL 01 2104, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	16,100,000	16,100,000
Series EGL 96 C2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	8,955,000	8,955,000
Series EGL 96 C2102, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	11,500,000	11,500,000
Series FRRI 01 L11, 2.75% (Liquidity Facility Lehman Brothers, Inc.) (a)(f)	11,370,000	11,370,000
Series MSDW 00 241, 2.61% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	5,462,500	5,462,500
Series MSDW 98 35, 2.64% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	14,780,000	14,780,000
Series PA 363, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,920,000	4,920,000
Series PA 647, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,840,000	4,840,000
Series PA 680R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	18,300,000	18,300,000
Series PA 689R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,500,000	17,500,000
Series PA 716R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,800,000	14,800,000
Series PA 721, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,600,000	10,600,000
Series PA 724 R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	18,100,000	18,100,000
Series PA 812R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,500,000	8,500,000
Series PA 859R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,020,000	5,020,000
Series PT 391, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	12,130,000	12,130,000
Series ROC II 99 11, 2.59% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	3,500,000	3,500,000
Series SG 126, 2.56% (Liquidity Facility Societe Generale) (a)(f)	3,255,000	3,255,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
(Central Artery Proj.):
Series 2000 A, 2.8% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	$ 25,200,000	$ 25,200,000
Series B, 2.8% (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	9,300,000	9,300,000
BAN 5% 9/6/01	44,745,000	44,784,841
Series 1998 A, 2.6%, VRDN (a)	39,000,000	39,000,000
Series 2001 B, 2.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	35,100,000	35,100,000
Massachusetts Health & Ed. Facilities Rev. Participating VRDN Series EGL 97 2104, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	17,500,000	17,500,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Harvard Univ. Proj.) Series 2001 AA, 5.25% 1/15/02	4,200,000	4,237,291
Participating VRDN:
Series FRRI A12, 2.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	9,980,000	9,980,000
Series Merlots 00 T, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	3,990,000	3,990,000
Series Merlots 00 WW, 2.72% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	13,675,000	13,675,000
Series Merlots 97 Y, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	6,500,000	6,500,000
Series PA 595R, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,245,000	4,245,000
Series SG 27, 2.56% (Liquidity Facility Societe Generale) (a)(f)	7,500,000	7,500,000
Series SGA 65, 2.8% (Liquidity Facility Societe Generale) (a)(f)	4,500,000	4,500,000
(Endicott College Proj.) Series 2001 C, 2.6%, LOC Fleet Bank NA, VRDN (a)	6,940,000	6,940,000
(Home for Little Wanderers Proj.) Series B, 2.6%, LOC Fleet Bank NA, VRDN (a)	5,100,000	5,100,000
(Partners Health Care Sys. Proj.) Series P1, 2.6% (FSA Insured), VRDN (a)	4,045,000	4,045,000
Massachusetts Hsg. Fin. Agcy.:
Participating VRDN:
Series PA 132, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,765,000	3,765,000
Series PT 271, 2.56% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	5,670,000	5,670,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy.: - continued
(Hbr. Point Apt. Proj.) Series 1995 A, 2.6% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (a)	$ 34,950,000	$ 34,950,000
(Princeton Crossing Proj.) Series 1996, 2.6%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	9,900,000	9,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds:
Series 2001 D, 3.25% 8/31/01	10,000,000	10,000,000
Series F1, 2.75% 11/30/01 (d)	10,000,000	10,000,000
Participating VRDN:
Series CDC 98 B, 2.61% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(f)	33,535,000	33,535,000
Series FRRI A13, 2.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	8,500,000	8,500,000
Series Merlots H, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	19,000,000	19,000,000
Series PA 370, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,600,000	3,600,000
Series PA 83, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,106,000	5,106,000
Series PT 160, 2.61% (Liquidity Facility Commerzbank AG) (a)(d)(f)	10,255,000	10,255,000
Series PT 212, 2.61% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	7,420,000	7,420,000
Series PT 33, 2.61% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	4,095,000	4,095,000
Series PT 42, 2.61% (Liquidity Facility Commerzbank AG) (a)(f)	1,780,000	1,780,000
Massachusetts Indl. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 2.65%, LOC Fleet Bank NA, VRDN (a)	4,605,000	4,605,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	1,900,000	1,900,000
(Abbott Box Co. Proj.) Series 1997, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,900,000	2,900,000
(Barbour Corp. Proj.) Series 1998, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,725,000	3,725,000
(BBB Esq. LLC Proj.) Series 1996, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	1,100,000	1,100,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	4,100,000	4,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Brady Enterprises Proj.) Series 1996, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 1,700,000	$ 1,700,000
(Canton/Cedar Realty LLC Proj.) Series 1997, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,625,000	1,625,000
(Decas Cranberry Proj.) Series 1997, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,500,000	3,500,000
(Heat Fab, Inc. Proj.) Series 1996, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	2,200,000	2,200,000
(Interpolymer Corp. Proj.) Series 1992, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	2,600,000	2,600,000
(Longview Fibre Co. Proj.) Series 1987, 2.95%, LOC ABN-AMRO Bank NV, VRDN (a)	2,070,000	2,070,000
(Parker-Hannifin Corp. Proj.) Series 1997, 2.75%, LOC Wachovia Bank NA, VRDN (a)(d)	2,700,000	2,700,000
(Riverdale Mills Corp. Proj.) Series 1995, 2.6%, LOC Fleet Bank NA, VRDN (a)(d)	2,600,000	2,600,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 2.7%, LOC Fleet Bank NA, VRDN (a)(d)	3,500,000	3,500,000
(United Med. Corp. Proj.) Series 1992, 2.55%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(d)	2,200,000	2,200,000
(United Plastics Proj.) Series 1997, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,830,000	1,830,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
2.6% tender 11/14/01, CP mode	15,500,000	15,500,000
2.65% tender 11/7/01, CP mode	5,000,000	5,000,000
2.7% tender 12/5/01, CP mode	10,000,000	10,000,000
Series 1993 A:
2.65% tender 11/7/01, CP mode	17,600,000	17,600,000
3.2% tender 8/23/01, CP mode	5,000,000	5,000,000
3.25% tender 9/11/01, CP mode	2,000,000	2,000,000
Series 1993 B:
2.65% tender 11/7/01, CP mode	3,800,000	3,800,000
3.15% tender 8/8/01, CP mode	11,200,000	11,200,000
3.2% tender 8/8/01, CP mode	12,550,000	12,550,000
3.25% tender 9/11/01, CP mode	8,400,000	8,400,000
Massachusetts Indl. Fin. Agcy. Rev.:
Participating VRDN:
Series SG 108, 2.56% (Liquidity Facility Societe Generale) (a)(f)	6,000,000	6,000,000
Series SG 56, 2.56% (Liquidity Facility Societe Generale) (a)(f)	11,100,000	11,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Assumption College Proj.) Series 1998, 2.55%, LOC Lloyds TSB Bank Plc, VRDN (a)	$ 100,000	$ 100,000
(Buckingham Browne Nichols School Proj.) Series 1997, 2.55%, LOC State Street Bank & Trust Co., VRDN (a)	11,300,000	11,300,000
(Fessenden School Proj.) Series 1997, 2.6%, LOC Fleet Nat'l. Bank, VRDN (a)	4,120,000	4,120,000
(Goddard House Proj.) 2.45%, LOC Fleet Bank NA, VRDN (a)	7,910,000	7,910,000
(Groton School Proj.) Series 1998 B, 2.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	12,000,000	12,000,000
(Heritage at Darmouth Proj.) Series 1996, 2.55%, LOC Fleet Bank NA, VRDN (a)(d)	1,815,000	1,815,000
(Heritage at Hingham Proj.) Series 1997, 2.55%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	6,135,000	6,135,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 2.7%, LOC Fleet Bank NA, VRDN (a)	3,800,000	3,800,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 2.6%, LOC ABN-AMRO Bank NV, VRDN (a)	5,400,000	5,400,000
Series 1994 B, 2.6%, LOC ABN-AMRO Bank NV, VRDN (a)	6,400,000	6,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.6%, LOC Fleet Nat'l. Bank, VRDN (a)	3,725,000	3,725,000
(Southern New England School of Law Proj.) 2.6%, LOC Fleet Nat'l. Bank, VRDN (a)	1,650,000	1,650,000
(Youville Place Proj.) Series 1996, 2.75% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (a)	5,100,000	5,100,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Series 1994 C, 2.6% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (a)	16,210,000	16,210,000
Series B, 3.15% 8/9/01, LOC Fleet Nat'l. Bank, CP	8,700,000	8,700,000
Massachusetts Port Auth. Series 1996, 2.6% 9/11/01, CP	14,000,000	14,000,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 2.82% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	8,545,000	8,545,000
Series PA 592, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,850,000	4,850,000
Series PA 600R, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,850,000	4,850,000
Series PT 1206, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	16,220,000	16,220,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev. Participating VRDN: - continued
Series SGA 64, 2.75% (Liquidity Facility Societe Generale) (a)(d)(f)	$ 5,300,000	$ 5,300,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 2.6%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	28,900,000	28,900,000
Massachusetts Route 3 North Trans. Assoc. Participating VRDN Series EGL 01 2101, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	7,600,000	7,600,000
Massachusetts Route 3 Trans. Impt. Assoc. Participating VRDN Series AAB 00 14, 2.69% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	19,900,000	19,900,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN:
Series MSDW 00 489, 2.59% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	7,360,000	7,360,000
Series PT 135, 2.56% (Liquidity Facility Banco Santander Central Hispano SA) (a)(f)	22,980,000	22,980,000
Series SG 124, 2.56% (Liquidity Facility Societe Generale) (a)(f)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN:
Series BA 97 N, 2.69% (Liquidity Facility Bank of America NA) (a)(f)	23,430,000	23,430,000
Series CDC 00 C, 2.56% (Liquidity Facility Caisse des Depots et Consignations) (a)(f)	26,320,000	26,320,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 2.77% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	11,800,000	11,800,000
Series MSDW 98 182, 2.64% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	2,745,000	2,745,000
Series SGA 87, 2.8% (Liquidity Facility Societe Generale) (a)(f)	20,875,000	20,875,000
Massachusetts Wtr. Resource Auth. Participating VRDN Series EGL 00 2103, 2.59% (Liquidity Facility Citibank NA, New York) (a)(f)	5,600,000	5,600,000
Massachusetts Wtr. Resources Auth. Rev.:
Bonds:
Series 1993 B, 5.1% 3/1/02	5,000,000	5,053,533
Series A, 6.75% 7/15/12 (Pre-Refunded to 7/15/02 @ 102) (e)	3,000,000	3,171,342
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Rev.: - continued
Participating VRDN:
Series PA 637, 2.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 4,850,000	$ 4,850,000
Series PA 700, 2.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,300,000	9,300,000
Series SG 17, 2.56% (Liquidity Facility Societe Generale) (a)(f)	8,440,000	8,440,000
Series SG 63, 2.65% (Liquidity Facility Societe Generale) (a)(f)	1,000,000	1,000,000
Series 1997 B, 2.6% (AMBAC Insured), VRDN (a)	33,400,000	33,400,000
Series 1998 D, 2.6% (FGIC Insured), VRDN (a)	52,000,000	52,000,000
Series 1999:
2.6% 11/15/01, LOC State Street Bank & Trust Co., CP	9,300,000	9,300,000
3.15% 8/22/01, LOC State Street Bank & Trust Co., CP	27,800,000	27,800,000
Series 2000 B, 2.6% (FGIC Insured), VRDN (a)	6,400,000	6,400,000
Series 2000 C, 2.6% (FGIC Insured), VRDN (a)	86,600,000	86,600,000
2.6% 11/6/01, LOC Morgan Guaranty Trust Co., NY, CP	15,000,000	15,000,000
2.6% 11/8/01, LOC Morgan Guaranty Trust Co., NY, CP	3,235,000	3,235,000
2.6% 11/8/01, LOC Morgan Guaranty Trust Co., NY, CP	5,000,000	5,000,000
2.7% 9/10/01, LOC Morgan Guaranty Trust Co., NY, CP	10,900,000	10,900,000
2.7% 9/10/01, LOC Morgan Guaranty Trust Co., NY, CP	3,000,000	3,000,000
2.7% 10/12/01, LOC Morgan Guaranty Trust Co., NY, CP	3,600,000	3,600,000
2.7% 10/16/01, LOC Morgan Guaranty Trust Co., NY, CP	18,165,000	18,165,000
2.85% 8/10/01, LOC Morgan Guaranty Trust Co., NY, CP	4,000,000	4,000,000
3.1% 9/13/01, LOC Morgan Guaranty Trust Co., NY, CP	26,200,000	26,200,000
3.15% 8/16/01, LOC Morgan Guaranty Trust Co., NY, CP	1,000,000	1,000,000
3.2% 9/7/01, LOC Morgan Guaranty Trust Co., NY, CP	48,600,000	48,600,000
Medford Gen. Oblig. BAN 4.6% 11/16/01	30,600,000	30,623,144
Melrose Gen. Oblig. BAN 5% 8/16/01	8,400,000	8,402,047
Monson Gen. Oblig. BAN 3.25% 8/9/02 (g)	17,500,000	17,585,050
Newburyport Gen. Oblig. BAN 3.25% 5/10/02	21,700,000	21,750,464
North Andover Gen. Oblig. BAN 3.4% 4/11/02	5,000,000	5,009,046
North Middlesex Reg'l. School District BAN:
3.2% 10/25/01	6,500,000	6,502,521
4.75% 10/25/01	6,120,000	6,125,459
Northbridge Gen. Oblig. BAN:
3.75% 2/21/02	7,570,000	7,590,367
4.5% 2/21/02	2,750,000	2,768,598
Norwell Gen. Oblig. BAN 4% 2/22/02	22,900,000	22,993,374
Old Rochester Reg'l. School District BAN 4.75% 10/19/01	6,100,000	6,104,674
Pembroke Gen. Oblig. BAN 3.25% 8/8/02 (g)	11,000,000	11,053,350
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Pioneer Valley Reg'l. School District BAN:
3.25% 1/18/02	$ 7,500,000	$ 7,508,520
3.5% 1/18/02	7,500,000	7,517,039
Reading Gen. Oblig. BAN 4% 1/11/02	14,542,000	14,561,352
Route 3 North Trans. Improvements Asscociation Lease Rev. Participating VRDN Series ROC IIR26, 2.59% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	11,285,000	11,285,000
Salem Gen. Oblig. BAN 3.2% 1/18/02	21,700,000	21,743,257
Scituate Gen. Oblig. BAN 3.7% 3/8/02	17,055,000	17,100,537
South Hadley Gen. Oblig. BAN 4.6% 11/1/01	6,000,000	6,003,766
Southeastern Reg'l. Transit Auth. Rev. RAN 4.5% 9/14/01	4,500,000	4,500,881
Springfield Gen. Oblig. BAN:
3.5% 8/30/01 (BPA Fleet Nat'l. Bank)	18,210,000	18,217,114
3.875% 2/22/02 (BPA Fleet Bank NA)	25,800,000	25,873,523
4.875% 11/13/01 (BPA Fleet Bank NA)	13,100,000	13,116,946
Stoneham Gen. Oblig. BAN 4.6% 11/16/01	13,000,000	13,010,594
Tewksbury Gen. Oblig. BAN:
3.2% 8/14/01	3,000,000	3,000,154
3.25% 5/17/02	7,000,000	7,015,562
Tyngsborough Gen. Oblig. BAN:
3.25% 11/9/01	11,606,000	11,615,389
4.7% 11/9/01	5,794,000	5,799,476
Walpole Gen. Oblig. BAN 4.6% 11/15/01	14,300,000	14,311,130
Westborough Gen. Oblig. BAN 3.2% 5/24/02	29,604,206	29,690,390
Westfield Gen. Oblig.:
BAN 4% 10/19/01	5,000,000	5,007,444
RAN 4.5% 9/21/01	2,575,000	2,579,604
Weymouth Gen. Oblig. BAN 4.65% 9/19/01	5,300,000	5,302,590
Worcester Reg'l. Trans. Auth. RAN 3.2% 6/14/02	14,500,000	14,557,583
		2,726,880,230
	Shares
Other - 6.8%
Fidelity Municipal Cash Central Fund, 2.80% (b)(c)	205,397,513	205,397,513
TOTAL INVESTMENT PORTFOLIO - 97.0%		2,932,277,743
NET OTHER ASSETS - 3.0%		91,826,105
NET ASSETS - 100%		$ 3,024,103,848
Total Cost for Income Tax Purposes $ 2,932,277,743
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Security purchased on a delayed delivery or when-issued basis.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Bay Trans. Auth. Bonds Series MSDW 98 107, 2.7%, tender 12/27/01 (Liquidity Facility Morgan Stanley Dean Witter & Co.)	7/3/01	$ 5,565,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,565,000 or 0.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,932,277,743
Cash		75,493,335
Receivable for investments sold		25,643,266
Receivable for fund shares sold		20,847,378
Interest receivable		26,896,415
Other receivables		189,115
Prepaid expenses		34,229
Total assets		3,081,381,481
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 33,661,350
Payable for fund shares redeemed	22,286,177
Distributions payable	60,947
Accrued management fee	943,067
Other payables and accrued expenses	326,092
Total liabilities		57,277,633
Net Assets		$ 3,024,103,848
Net Assets consist of:
Paid in capital		$ 3,023,932,536
Accumulated net realized gain (loss) on investments		171,312
Net Assets, for 3,023,794,531 shares outstanding		$ 3,024,103,848
Net Asset Value, offering price and redemption price per share ($3,024,103,848 ÷ 3,023,794,531 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2001 (Unaudited)
Investment Income Interest		$ 49,273,964
Expenses
Management fee	$ 5,729,857
Transfer agent fees	1,599,981
Accounting fees and expenses	150,710
Non-interested trustees' compensation	5,285
Custodian fees and expenses	26,629
Registration fees	26,846
Audit	17,026
Legal	6,166
Miscellaneous	41,033
Total expenses before reductions	7,603,533
Expense reductions	(512,713)	7,090,820
Net investment income		42,183,144
Net Realized Gain (Loss) on Investments		171,312
Net increase in net assets resulting from operations		$ 42,354,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2001 (Unaudited)	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 42,183,144	$ 87,680,741
Net realized gain (loss)	171,312	58,954
Increase (decrease) in net unrealized gain from accretion of discount	-	(3,629)
Net increase (decrease) in net assets resulting from operations	42,354,456	87,736,066
Distributions to shareholders from net investment income	(42,183,144)	(87,680,741)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,906,552,479	8,651,570,876
Reinvestment of distributions from net investment income	41,519,081	86,186,506
Cost of shares redeemed	(3,909,239,655)	(7,836,988,459)
Net increase (decrease) in net assets and shares resulting from share transactions	38,831,905	900,768,923
Total increase (decrease) in net assets	39,003,217	900,824,248
Net Assets
Beginning of period	2,985,100,631	2,084,276,383
End of period	$ 3,024,103,848	$ 2,985,100,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2001	Years ended January 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.014	.035	.027	.029	.031	.029
Less Distributions
From net investment income	(.014)	(.035)	(.027)	(.029)	(.031)	(.029)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.39%	3.58%	2.77%	2.90%	3.10%	2.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,024,104	$ 2,985,101	$ 2,084,276	$ 1,585,140	$ 1,199,547	$ 967,689
Ratio of expenses to average net assets	.51% A	.53%	.55%	.56%	.57%	.59%
Ratio of expenses to average net assets after all expense reductions	.47% A, D	.52% D	.55%	.56%	.57%	.59%
Ratio of net investment income to average net assets	2.81% A	3.52%	2.75%	2.86%	3.07%	2.86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity® Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Massachusetts. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective February 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,218,480 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on February 1, 2001.

The effect of this change during the period, was to increase net investment income by $320,140; decrease net unrealized appreciation/depreciation by $307,563; and decrease net realized gain (loss) by $12,577. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the Spartan Massachusetts Municipal Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period for the funds. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

resulted in the same or a lower management fee. For the period, the management fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Massachusetts Municipal Income Fund	.38%
Fidelity Massachusetts Municipal Money Market Fund	.38%

As Spartan Massachusetts Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan Massachusetts Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,249 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of average net assets:

Spartan Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.11%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity Massachusetts Municipal Money Market Fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. FMR has borne the cost of Spartan Massachusetts Municipal Money Market Fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the Spartan Massachusetts Municipal Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Spartan Massachusetts Municipal Income Fund	$ 13,965	$ 499,277	$ 32,234
Fidelity Massachusetts Municipal Money Market Fund	22,336	490,377	-

In addition, through an arrangement with the Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, $172,217 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Boyce I. Greer, Vice President -
Money Market Funds

David L. Murphy, Vice President -
Income Fund

Dwight D. Churchill, Vice President

Norm U. Lind, Vice President -
Money Market Funds

Christine J. Thompson, Vice President -
Income Fund

Stanley N. Griffith, Assistant
Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MAS-SANN-0901 143803
1.536216.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com